NEOS Long/Short Equity Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 109.5%		Shares	Value
Capital Markets - 11.8%
FactSet Research Systems, Inc.		358	$77,682
KKR & Co., Inc.		1,034	95,645
Moody's Corp.		218	95,103
			268,430

Health Care Equipment & Supplies - 3.3%
Insulet Corp. (a)		356	74,703

Health Care Providers & Services - 4.1%
Centene Corp. (a)		2,825	92,490

Hotels, Restaurants & Leisure - 12.0%
Booking Holdings, Inc.		23	96,837
Domino's Pizza, Inc.		239	85,751
Las Vegas Sands Corp.		1,680	90,519
			273,107

Interactive Media & Services - 4.1%
Match Group, Inc.		3,064	94,095

IT Services - 8.3%
Accenture PLC - Class A		476	94,386
GoDaddy, Inc. - Class A (a)		1,151	95,153
			189,539

Media - 3.4%
Trade Desk, Inc. - Class A (a)		3,410	77,373

Oil, Gas & Consumable Fuels - 8.5%
Diamondback Energy, Inc.		443	87,621
Occidental Petroleum Corp.		1,641	106,665
			194,286

Passenger Airlines - 10.7%
Delta Air Lines, Inc.		1,460	97,061
Southwest Airlines Co.		1,957	73,524
United Airlines Holdings, Inc. (a)		801	73,748
			244,333

Professional Services - 8.1%
Automatic Data Processing, Inc.		455	92,447
Paycom Software, Inc.		755	91,763
			184,210

Semiconductors & Semiconductor Equipment - 13.8%
Advanced Micro Devices, Inc. (a)		422	85,848
Micron Technology, Inc.		400	135,136
NVIDIA Corp.		541	94,350
			315,334

Software - 16.9%
Adobe, Inc. (a)		281	68,305
Intuit, Inc.		211	91,232
Roper Technologies, Inc.		244	86,342
Salesforce, Inc.		376	70,188
ServiceNow, Inc. (a)		649	67,853
			383,920

Wireless Telecommunication Services - 4.5%
T-Mobile US, Inc.		490	102,915
TOTAL COMMON STOCKS (Cost $2,663,860)			2,494,735

REAL ESTATE INVESTMENT TRUSTS - 7.9%		Shares	Value
Health Care REITs - 3.9%
Alexandria Real Estate Equities, Inc.		1,926	89,405

Hotel & Resort REITs - 4.0%
Host Hotels & Resorts, Inc.		4,748	90,972
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $182,723)			180,377

PURCHASED OPTIONS - 0.1%	Notional Amount	Contracts	Value
Put Options - 0.1%
S&P 500® Index (b)(c)
Expiration: 04/09/2026; Exercise Price: $5,800.00	652,852	1	355
Expiration: 04/09/2026; Exercise Price: $5,875.00	652,852	1	425
Expiration: 04/09/2026; Exercise Price: $5,900.00	652,852	1	450
TOTAL PURCHASED OPTIONS (Cost $4,118)			1,230

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (d)		7,541	7,541
TOTAL MONEY MARKET FUNDS (Cost $7,541)			7,541

TOTAL INVESTMENTS - 117.8% (Cost $2,858,242)			2,683,883
Liabilities in Excess of Other Assets - (17.8)%			(404,674)
TOTAL NET ASSETS - 100.0%			$2,279,209

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Long/Short Equity Income ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Put Options - (0.1)%
S&P 500® Index (a)(b)
Expiration: 04/09/2026; Exercise Price: $6,050.00	$(652,852)	(1)	$(775)
Expiration: 04/09/2026; Exercise Price: $6,125.00	(652,852)	(1)	(1,065)
Expiration: 04/09/2026; Exercise Price: $6,175.00	(652,852)	(1)	(1,340)
TOTAL WRITTEN OPTIONS (Premiums received $9,619)			$(3,180)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Long/Short Equity Income ETF
Schedule of Securities Sold Short
March 31, 2026 (Unaudited)

COMMON STOCKS - (48.0)%	Shares	Value
Aerospace & Defense - (1.6)%
Boeing Co.	(188)	$(37,418)

Capital Markets - (1.9)%
Goldman Sachs Group, Inc.	(51)	(43,146)

Chemicals - (1.7)%
International Flavors & Fragrances, Inc.	(528)	(38,306)

Construction & Engineering - (2.2)%
Quanta Services, Inc.	(90)	(49,412)

Consumer Staples Distribution & Retail - (1.8)%
Walmart, Inc.	(336)	(41,758)

Containers & Packaging - (3.6)%
International Paper Co.	(1,100)	(39,270)
Smurfit Westrock PLC	(1,057)	(42,121)
		(81,391)

Ground Transportation - (4.1)%
CSX Corp.	(1,193)	(48,973)
Union Pacific Corp.	(188)	(45,612)
		(94,585)

Hotels, Restaurants & Leisure - (2.0)%
Starbucks Corp.	(517)	(46,318)

Household Durables - (1.7)%
Lennar Corp. - Class A	(440)	(38,210)

Insurance - (1.9)%
Aflac, Inc.	(386)	(42,348)

Machinery - (1.8)%
Caterpillar, Inc.	(57)	(40,382)

Oil, Gas & Consumable Fuels - (4.7)%
Targa Resources Corp.	(223)	(55,913)
Williams Cos., Inc.	(705)	(51,310)
		(107,223)

Semiconductors & Semiconductor Equipment - (5.4)%
First Solar, Inc.	(220)	(43,397)
Intel Corp.	(924)	(40,776)
Lam Research Corp.	(185)	(39,527)
		(123,700)

Software - (1.3)%
Oracle Corp.	(196)	(28,834)

Specialty Retail - (9.0)%
Home Depot, Inc.	(124)	(40,783)
Lowe's Cos., Inc.	(176)	(41,585)
O'Reilly Automotive, Inc.	(456)	(42,093)
TJX Cos., Inc.	(267)	(42,640)
Tractor Supply Co.	(847)	(38,369)
		(205,470)

Textiles, Apparel & Luxury Goods - (1.6)%
NIKE, Inc. - Class B	(715)	(37,766)

Trading Companies & Distributors - (1.7)%
United Rentals, Inc.	(52)	(37,885)
TOTAL COMMON STOCKS (Proceeds $1,126,855)		(1,094,152)

REAL ESTATE INVESTMENT TRUSTS - (7.7)%	Shares	Value
Specialized REITs - (7.7)%
Digital Realty Trust, Inc.	(268)	(48,296)
Equinix, Inc.	(45)	(44,111)
SBA Communications Corp.	(245)	(42,167)
Weyerhaeuser Co.	(1,693)	(41,360)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $168,614)		(175,934)

TOTAL SECURITIES SOLD SHORT - (55.7)% (Proceeds $1,295,469)		$(1,270,086)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

NEOS Long/Short Equity Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,494,735	$–	$–	$2,494,735
Real Estate Investment Trusts	180,377	–	–	180,377
Purchased Options	–	1,230	–	1,230
Money Market Funds	7,541	–	–	7,541
Total Investments	$2,682,653	$1,230	$–	$2,683,883

Liabilities:
Common Stocks	$(1,094,152)	$–	$–	$(1,094,152)
Real Estate Investment Trusts	(175,934)	–	–	(175,934)
Written Options	–	(3,180)	–	(3,180)
Total Investments	$(1,270,086)	$(3,180)	$–	$(1,273,266)

Refer to the Schedule of Investments for further disaggregation of investment categories.